NET FINANCIAL EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Interest income from bank deposits	€ 1,153	€ 843	€ 54
Other interest income and financial income	5,284	1,841	6,473
Interest income and other financial income	6,437	2,684	6,527
Total financial income	56,691	60,920	68,114
Interest expenses on financial liabilities with FCA Group	0	0	(15,745)
Capitalized borrowing costs	1,578	1,519	1,530
Other interest cost and financial expenses	(3,775)	(4,090)	(3,163)
Interest expenses and other financial expenses	(2,197)	(2,571)	(17,378)
Interest expenses from banks	(23,057)	(27,042)	(3,357)
Interest on bonds	(9,231)	(6,937)	0
Write-downs of financial receivables	(3,530)	(3,864)	(9,607)
Net interest expenses on employee benefits provisions	0	(389)	(79)
Other financial expenses	(12,008)	(5,831)	(5,029)
Total financial expenses	(50,023)	(46,634)	(35,450)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(16,619)	(5,086)	(4,930)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	(66,642)	(51,720)	(40,380)
Net financial expenses	(29,260)	(27,729)	(10,151)
Interest expense on financial liabilities			9,333
Industrial companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	6,437	2,684	6,527
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	(35,697)	(30,413)	(16,678)
Net financial expenses	(29,260)	(27,729)	(10,151)
Financial services companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	50,254	58,236	61,587
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	€ (30,945)	€ (21,307)	€ (23,702)